The following tables provides a summary of other information related to leases for the six months ended June 30, 2022: (Details) - Turnongreen Inc [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Proceeds from Operating Activities	$ 192,000	$ 93,000	$ 25,000
Right-of-use assets obtained in exchange for new operating lease liabilities
Operating Lease, Weighted Average Remaining Lease Term	3 years 4 months 24 days	2 years 10 months 24 days	3 years 1 month 6 days
Lessee, Operating Lease, Discount Rate	8.00%	10.00%	10.00%